Stock Option Plan - Narrative (Details)		1 Months Ended		2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Oct. 01, 2016 USD ($)	Jul. 31, 2017 shares	Jan. 31, 2011 tranche	Aug. 26, 2017 USD ($)	Aug. 29, 2015 USD ($) shares	Jul. 06, 2017 USD ($)	Aug. 26, 2017 USD ($) $ / shares shares	Aug. 27, 2016 USD ($) employee shares	Dec. 27, 2014 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash from stock option exercises				$ 0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Stock based compensation expense							$ 0
Weighted average recognition period	2 years 10 months 24 days
Number of units granted (in shares) | shares							65,845
Weighted-average market value (in dollars per share) | $ / shares							$ 12.00
Unrecognized compensation cost related to restricted stock awards	$ 800,000
Restricted shares vested (in shares) | shares							0
Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares to be issued (in shares) | shares		9,067,917
Vesting period		3 years
Expiration period		10 years
Stock based compensation expense							$ 400,000
Fair value of shares vested							0
Unrecognized compensation cost related to stock options				$ 9,200,000			$ 9,200,000
Incentive Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average recognition period							2 years 10 months 24 days
(Predecessor)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares vested					$ 757,000	$ 0	$ 2,145,000		$ 1,485,000
Cash from stock option exercises					$ 11,000	$ 109,000		$ 326,000	$ 1,921,000
(Predecessor) | Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
Common stock reserved for future issuance (in shares) | shares					60,872			75,872	60,872
Options granted (in shares) | shares								75,872
Options available for future grant (in shares) | shares								3,213
(Predecessor) | Option Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
Number of tranches | tranche			5
Number of employees impacted by modification | employee								5
Incremental compensation cost								$ 700,000
(Predecessor) | Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period			10 years